Related Party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

Note 4 - Related Party Transactions

Advances from Related Party

At December 31, 2016. the Company owed a former related party $6,159 for advances made to the Company for working capital purposes. During the year ended December 31, 2017, additional advances of $38,552 were made and at December 14, 2017, advances to the former related party totaled $44,711. In conjunction with the change in control of the Company on December 15, 2017 (see Note 1), $30,045 was repaid to the former related party by a new shareholder of the Company, and $14,019 was extinguished and recorded as a capital contribution. As of December 31, 2017, the Company owed the former related party $647, which was repaid  on January 19, 2018.

Advances from Shareholders

At December 31, 2016 and December 14, 2017, the Company had outstanding amounts owed to a former shareholder for $59,254 for advances made to the Company for working capital purposes. In conjunction with the change in control of the Company on December 15, 2017 (see Note 1), $59,254 was repaid to the former shareholder by a new shareholder of the Company.

As of December 31, 2017, the Company owed a new shareholder $89,299 for repayment of advances to the former shareholder and to the former related party.

Free Office Space

The Company has been provided office space by an officer of the Company at no cost. The management determined that such cost is nominal and did not recognize the rent expense in its financial statements.